UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 15.0%
Consumer Discretionary 1.6%
CBS Corp., 7.7%, 7/30/2010	200,000	215,145
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	102,921
Comcast Cable Communications LLC:
6.2%, 11/15/2008	100,000	101,510
6.875%, 6/15/2009	60,000	62,121
Comcast Cable Holdings LLC, 7.125%, 2/15/2028	100,000	106,126
Comcast Corp.:
5.85%, 1/15/2010	25,000	25,463
5.85%, 11/15/2015	50,000	50,773
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	52,969

DaimlerChrysler NA Holding Corp.:
6.5%, 11/15/2013	75,000	78,988
7.2%, 9/1/2009	150,000	156,575
8.0%, 6/15/2010	150,000	161,927
Federated Department Stores, Inc., 7.45%, 7/15/2017	150,000	162,534
Gannett Co., Inc., 6.375%, 4/1/2012 (a)	50,000	52,241
Gillette Co., 2.5%, 6/1/2008 (a)	50,000	48,507
Home Depot, Inc.:
4.625%, 8/15/2010	100,000	98,368
5.4%, 3/1/2016	100,000	97,649
Kimberly-Clark Corp., 5.625%, 2/15/2012 (a)	50,000	51,244
Knight-Ridder, Inc., 5.75%, 9/1/2017	25,000	22,975
Lowe's Companies, Inc., 5.0%, 10/15/2015 (a)	75,000	72,698
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	118,626
News America, Inc., 5.3%, 12/15/2014	25,000	24,796
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	24,111
Target Corp., 5.875%, 3/1/2012	200,000	206,700
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	102,182
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	10,120
6.75%, 4/15/2011	150,000	158,080
6.875%, 5/1/2012	100,000	106,562
6.95%, 1/15/2028	30,000	31,414
7.7%, 5/1/2032	25,000	28,343
Viacom, Inc., 6.875%, 4/30/2036	100,000	100,798
Walt Disney Co.:
6.2%, 6/20/2014	75,000	79,192
6.375%, 3/1/2012 (a)	25,000	26,401
Yum! Brands, Inc., 6.25%, 4/15/2016 (a)	50,000	51,386

		2,789,445
Consumer Staples 1.1%
Altria Group, Inc., 7.75%, 1/15/2027	25,000	29,880
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014 (a)	100,000	97,976
Bottling Group LLC:
5.0%, 11/15/2013	50,000	49,230
5.5%, 4/1/2016	25,000	25,141
Coca-Cola Co., 5.75%, 3/15/2011	25,000	25,628
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028 (a)	50,000	54,616
8.5%, 2/1/2022	75,000	95,032
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	109,067
Coors Brewing Co., 6.375%, 5/15/2012	10,000	10,412
Costco Wholesale Corp., 5.5%, 3/15/2017	75,000	75,161
CVS/Caremark Corp., 4.0%, 9/15/2009	50,000	48,656
Fortune Brands, Inc., 4.875%, 12/1/2013 (a)	50,000	47,869
General Mills, Inc.:
5.7%, 2/15/2017	50,000	50,142
6.0%, 2/15/2012	48,000	49,649
H.J. Heinz Finance Co.:
6.0%, 3/15/2012 (a)	25,000	25,676
6.625%, 7/15/2011 (a)	25,000	26,193
Kellogg Co.:
Series B, 6.6%, 4/1/2011	50,000	52,549
Series B, 7.45%, 4/1/2031	50,000	58,659
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	98,148

5.625%, 11/1/2011	50,000	50,610
6.25%, 6/1/2012	40,000	41,564
Kroger Co., 8.0%, 9/15/2029 (a)	50,000	56,106
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029 (a)	25,000	28,255
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	208,941
Safeway, Inc.:
6.5%, 11/15/2008	90,000	91,563
6.5%, 3/1/2011	80,000	83,117
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,119
Wal-Mart Stores, Inc.:
5.25%, 9/1/2035	200,000	181,669
6.875%, 8/10/2009	100,000	104,088

		1,928,716
Energy 0.7%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	100,793
5.7%, 2/15/2033 (a)	50,000	48,996
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	100,211
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	58,181
Conoco, Inc., 6.95%, 4/15/2029	150,000	170,080
DCP Midstream LP, 8.125%, 8/16/2030	25,000	30,360
Devon Financing Corp., 6.875%, 9/30/2011	100,000	106,382
Duke Capital Corp., 7.5%, 10/1/2009	50,000	52,606
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	49,886
Series B, 6.875%, 3/1/2033 (a)	25,000	26,327
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	26,207
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	63,040
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008	75,000	73,596
5.875%, 10/1/2012	25,000	25,738
6.125%, 4/1/2036	50,000	49,892
Occidental Petroleum Corp., 6.75%, 1/15/2012 (a)	100,000	107,183
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,960
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	64,705
Valero Energy Corp.:
6.875%, 4/15/2012	50,000	53,245
7.5%, 4/15/2032	25,000	28,408
XTO Energy, Inc., 5.3%, 6/30/2015	50,000	48,759

		1,310,555
Financials 7.2%
Allstate Corp.:
5.35%, 6/1/2033	50,000	45,896
7.2%, 12/1/2009	100,000	105,132
American Express Credit Corp., 3.0%, 5/16/2008	50,000	48,824
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	97,062
Series H, 5.375%, 10/1/2012	75,000	75,335
American International Group, Inc.:
2.875%, 5/15/2008	50,000	48,752
4.25%, 5/15/2013	100,000	95,098
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015	75,000	74,043
Assurant, Inc., 5.625%, 2/15/2014	25,000	24,981
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	31,167
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	107,918

Bank of America Corp.:
5.125%, 11/15/2014	100,000	98,521
5.75%, 8/15/2016	100,000	101,727
5.875%, 2/15/2009	50,000	50,715
6.25%, 4/15/2012	150,000	157,532
7.8%, 2/15/2010	325,000	348,530
Bank of New York Co., Inc., 7.3%, 12/1/2009	65,000	68,417
Bank of Tokyo-Mitsubishi NY, 7.4%, 6/15/2011	10,000	10,846
Bank One Corp.:
7.625%, 10/15/2026	50,000	59,272
7.75%, 7/15/2025	100,000	119,255
7.875%, 8/1/2010	50,000	54,110
BB&T Corp., 5.2%, 12/23/2015	100,000	98,351
Bear Stearns Companies, Inc., 4.5%, 10/28/2010	175,000	171,165
Boeing Capital Corp., 6.1%, 3/1/2011	110,000	114,167
Boston Properties, Inc., 6.25%, 1/15/2013	50,000	52,486
Capital One Bank, 5.75%, 9/15/2010	100,000	101,377
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015 (a)	50,000	47,798
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,618
Chubb Corp., 6.0%, 11/15/2011	10,000	10,356
CIT Group, Inc.:
5.0%, 11/24/2008	75,000	74,799
5.65%, 2/13/2017	100,000	98,771
6.0%, 4/1/2036	150,000	145,395
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	146,439
5.125%, 5/5/2014	100,000	98,926
5.25%, 2/27/2012	50,000	50,212
5.3%, 1/7/2016	100,000	99,205
5.875%, 2/22/2033 (a)	100,000	97,974
6.0%, 10/31/2033	100,000	99,468
6.5%, 1/18/2011	150,000	156,928
6.625%, 6/15/2032	50,000	53,824
7.25%, 10/1/2010	50,000	53,349
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	94,795
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015 (a)	150,000	145,538
5.125%, 8/15/2015	25,000	24,563
5.375%, 3/2/2016	50,000	49,893
6.125%, 11/15/2011	100,000	103,746
6.5%, 1/15/2012	100,000	105,122
ERP Operating LP, 6.625%, 3/15/2012	50,000	53,215
FIA Credit Services NA, 4.625%, 8/3/2009	50,000	49,513
Fifth Third Bancorp, 4.5%, 6/1/2018	50,000	45,285
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	49,625
7.375%, 12/1/2009	65,000	68,729
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	50,014
General Electric Capital Corp.:
Series A, 4.625%, 9/15/2009 (a)	63,000	62,494
Series A, 4.875%, 3/4/2015	125,000	121,545
5.45%, 1/15/2013	200,000	202,572
Series A, 5.875%, 2/15/2012	200,000	206,488
6.0%, 6/15/2012	200,000	207,807
Series A, 6.75%, 3/15/2032	100,000	113,303
6.875%, 11/15/2010	50,000	52,885

Genworth Financial, Inc., 6.15%, 11/15/2066	75,000	73,874
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	48,143
5.95%, 10/15/2036	25,000	24,862
Health Care Property Investors, Inc., (REIT), 6.0%, 1/30/2017	50,000	50,164
HSBC Bank USA, 4.625%, 4/1/2014	50,000	47,799
HSBC Finance Corp.:
4.75%, 7/15/2013 (a)	100,000	96,596
5.0%, 6/30/2015	50,000	48,116
5.5%, 1/19/2016	50,000	49,702
5.875%, 2/1/2009	100,000	101,137
6.375%, 10/15/2011	50,000	52,120
6.4%, 6/17/2008	100,000	101,292
6.75%, 5/15/2011	125,000	131,681
7.0%, 5/15/2012	100,000	107,316
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	24,246
Series R, 5.55%, 9/5/2012	100,000	101,139
5.875%, 5/1/2013	100,000	103,285
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	75,000	73,572
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	35,514
7.0%, 3/15/2012	100,000	108,086
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	25,153
JPMorgan Chase & Co.:
6.375%, 4/1/2008	100,000	100,648
6.75%, 2/1/2011	100,000	105,161
7.125%, 6/15/2009	100,000	104,030
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	256,814
KeyCorp., Series G, 4.7%, 5/21/2009	100,000	99,256
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008	50,000	48,856
Series G, 4.8%, 3/13/2014 (a)	225,000	216,343
6.625%, 1/18/2012	100,000	105,644
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014 (a)	50,000	48,937
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	49,369
MBIA, Inc., 9.375%, 2/15/2011	125,000	143,447
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014 (a)	25,000	24,398
Series C, 5.0%, 1/15/2015	25,000	24,231
6.0%, 2/17/2009	250,000	253,728
6.22%, 9/15/2026	50,000	50,114
6.5%, 7/15/2018	50,000	53,830
MetLife, Inc.:
5.0%, 6/15/2015	100,000	97,086
6.125%, 12/1/2011	25,000	26,082
6.4%, 12/15/2036	25,000	24,410
Morgan Stanley:
3.875%, 1/15/2009	150,000	146,960
4.75%, 4/1/2014	325,000	308,681
5.3%, 3/1/2013	100,000	99,875
6.6%, 4/1/2012	50,000	52,920
National City Corp., 4.9%, 1/15/2015	100,000	96,396
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,675
NiSource Finance Corp., 5.45%, 9/15/2020	75,000	70,502
Principal Life Income Fundings, 5.1%, 4/15/2014 (a)	25,000	24,713
ProLogis (REIT):

5.5%, 3/1/2013	20,000	20,203
5.75%, 4/1/2016	25,000	25,420
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	24,043
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014 (a)	100,000	98,155
Series B, 5.75%, 7/15/2033	25,000	24,337
Regions Financial Corp., 6.375%, 5/15/2012	50,000	52,552
Simon Property Group LP (REIT):
5.25%, 12/1/2016	100,000	97,847
6.35%, 8/28/2012	100,000	105,202
SLM Corp.:
Series A, 4.0%, 1/15/2009	150,000	147,260
Series A, 5.0%, 10/1/2013	25,000	24,650
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	111,201
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	48,686
5.15%, 1/15/2014	100,000	97,967
5.5%, 11/15/2014	200,000	199,405
6.125%, 2/15/2033	50,000	49,971
6.45%, 5/1/2036	175,000	177,764
6.6%, 1/15/2012	50,000	52,782
6.65%, 5/15/2009	15,000	15,465
6.875%, 1/15/2011	50,000	52,860
7.35%, 10/1/2009	50,000	52,671
The Travelers Co., Inc., 6.75%, 6/20/2036	50,000	55,042
Toyota Motor Credit Corp., 5.5%, 12/15/2008	30,000	30,129
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	52,066
US Bank National Association:
4.8%, 4/15/2015	100,000	95,892
6.375%, 8/1/2011 (a)	100,000	104,711
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	115,909
7.75%, 6/15/2032 (a)	100,000	116,055
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	72,327
5.0%, 8/15/2015 (a)	200,000	194,005
Wachovia Corp.:
4.875%, 2/15/2014	50,000	48,472
5.625%, 10/15/2016	100,000	100,434
6.15%, 3/15/2009	100,000	101,937
Washington Mutual, Inc., 5.25%, 9/15/2017 (a)	20,000	19,011
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	49,281
5.0%, 11/15/2014	50,000	48,563
5.125%, 9/15/2016 (a)	50,000	49,127
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	78,545
7.55%, 6/21/2010	200,000	213,979
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	25,488
Western Union Co., 5.93%, 10/1/2016	50,000	50,108

		12,573,298
Health Care 0.6%
Aetna, Inc., 6.625%, 6/15/2036 (a)	50,000	53,507
Amgen, Inc., 4.85%, 11/18/2014	25,000	24,206
Baxter International, Inc., 4.625%, 3/15/2015	25,000	23,748
Boston Scientific Corp., 7.0%, 11/15/2035	25,000	24,248

Bristol-Myers Squibb Co., 5.875%, 11/15/2036	50,000	49,000
Genentech, Inc., 4.75%, 7/15/2015	50,000	48,075
Johnson & Johnson, 6.95%, 9/1/2029	50,000	59,488
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	23,958
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	263,460
Pharmacia Corp., 6.6%, 12/1/2028	75,000	83,129
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	50,942
6.75%, 12/1/2033	25,000	27,759
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,535
5.0%, 8/15/2014	50,000	48,917
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	104,735
Wyeth:
5.5%, 2/15/2016	50,000	50,101
5.95%, 4/1/2037	100,000	98,485

		1,058,293
Industrials 1.0%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	74,078
Boeing Co., 5.125%, 2/15/2013	50,000	50,135
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	102,384
Caterpillar, Inc.:
6.05%, 8/15/2036	50,000	51,036
7.3%, 5/1/2031 (a)	70,000	81,906
CRH America, Inc., 5.3%, 10/15/2013	100,000	97,934
CSX Corp., 6.0%, 10/1/2036 (a)	100,000	95,359
D.R. Horton, Inc., 6.5%, 4/15/2016	40,000	39,120
FedEx Corp., 9.65%, 6/15/2012	50,000	59,486
General Dynamics Corp., 5.375%, 8/15/2015	100,000	100,763
Honeywell International, Inc., 7.5%, 3/1/2010	25,000	26,653
Lennar Corp., Series B, 5.6%, 5/31/2015	50,000	47,030
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	50,000	51,875
M.D.C. Holdings, Inc., 5.375%, 7/1/2015 (a)	25,000	22,763
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	88,150
6.2%, 4/15/2009	50,000	50,837
7.8%, 5/15/2027	4,000	4,673
Northrop Grumman Corp., 7.125%, 2/15/2011	100,000	106,942
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	92,936
Raytheon Co., 7.2%, 8/15/2027	75,000	86,839
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,388
Union Pacific Corp.:
6.65%, 1/15/2011	50,000	52,273
7.0%, 2/1/2016	50,000	53,234
United Technologies Corp.:
4.875%, 5/1/2015	50,000	48,428
6.1%, 5/15/2012 (a)	50,000	52,352
7.125%, 11/15/2010	50,000	53,273

Waste Management, Inc.:
6.5%, 11/15/2008	50,000	50,899
7.0%, 7/15/2028	50,000	53,212

		1,704,958

Information Technology 0.4%
First Data Corp., 4.85%, 10/1/2014	62,000	58,334
Hewlett-Packard Co., 6.5%, 7/1/2012	50,000	53,179
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	98,728
6.5%, 1/15/2028	125,000	135,951
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,585
Oracle Corp., 5.25%, 1/15/2016	100,000	98,610
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	92,486
Scana Corp.:
6.25%, 2/1/2012	60,000	62,293
6.875%, 5/15/2011 (a)	25,000	26,447

		634,613
Materials 0.4%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	25,707
7.375%, 8/1/2010	100,000	106,792
Dow Chemical Co., 6.0%, 10/1/2012	100,000	103,105
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	156,710
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	73,485
Praxair, Inc., 3.95%, 6/1/2013	50,000	46,746
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	157,564

		670,109
Telecommunication Services 0.8%
Ameritech Capital Funding, 6.55%, 1/15/2028	100,000	99,203
AT&T, Inc.:
5.1%, 9/15/2014	25,000	24,425
5.875%, 8/15/2012 (a)	150,000	154,047
BellSouth Corp.:
5.2%, 9/15/2014 (a)	50,000	49,152
5.2%, 12/15/2016 (a)	150,000	145,544
6.0%, 11/15/2034 (a)	100,000	96,329
Cingular Wireless LLC, 6.5%, 12/15/2011	75,000	79,013
Embarq Corp.:
7.082%, 6/1/2016	75,000	76,466
7.995%, 6/1/2036	25,000	25,815
GTE North, Inc., 5.65%, 11/15/2008	100,000	100,454
Motorola, Inc., 7.5%, 5/15/2025 (a)	50,000	54,872
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	109,422
Sprint Capital Corp.:
6.875%, 11/15/2028	195,000	194,198
8.375%, 3/15/2012	75,000	83,680
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,383
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	95,074

		1,414,077
Utilities 1.2%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	98,366
Arizona Public Service, 6.5%, 3/1/2012	25,000	26,051
Atmos Energy Corp., 4.95%, 10/15/2014 (a)	25,000	23,747
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	75,000	87,847

Consolidated Edison Co. of New York, Inc.:
4.875%, 2/1/2013	50,000	48,992
6.2%, 6/15/2036	125,000	129,804
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	204,461

Constellation Energy Group, 4.55%, 6/15/2015 (a)	30,000	27,578
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	48,682
Series A, 8.125%, 6/15/2010	90,000	98,028
DTE Energy Co., 7.05%, 6/1/2011	50,000	53,244
Duke Energy Corp., 5.3%, 10/1/2015 (a)	75,000	74,848
Emerson Electric Co., 4.75%, 10/15/2015	75,000	72,048
Exelon Corp.:
5.625%, 6/15/2035	25,000	22,874
6.75%, 5/1/2011	50,000	52,087
Florida Power & Light Co., 4.95%, 6/1/2035	50,000	44,316
General Electric Co., 5.0%, 2/1/2013	100,000	99,243
KeySpan Corp., 8.0%, 11/15/2030	50,000	60,361
KeySpan Gas East Corp., 7.875%, 2/1/2010	25,000	26,764
Kinder Morgan, Inc., 6.5%, 9/1/2012	50,000	50,998
National Rural Utilities Cooperative Finance Corp., 8.0%, 3/1/2032	100,000	127,362
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	24,311
Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	125,306
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	37,528
7.1%, 3/1/2011	42,000	44,834
PSI Energy, Inc., 5.0%, 9/15/2013	50,000	48,657
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	73,323
Sempra Energy:
6.0%, 2/1/2013	25,000	25,739
7.95%, 3/1/2010	25,000	26,822
Southern California Edison Co.:
6.0%, 1/15/2034 (a)	50,000	50,996
6.65%, 4/1/2029	100,000	108,253
Wisconsin Energy Corp., 6.5%, 4/1/2011 (a)	50,000	52,263

		2,095,733

Total Corporate Bonds (Cost $26,109,508)		26,179,797
Foreign Bonds - US$ Denominated 4.8%
Consumer Discretionary 0.0%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009	50,000	51,394
Consumer Staples 0.1%
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	24,878
5.5%, 9/30/2016	125,000	124,177

		149,055
Energy 0.4%
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	56,324
7.65%, 9/15/2010	10,000	10,748
Canadian National Resources Ltd., 5.45%, 10/1/2012 (a)	25,000	25,107
Conoco Funding Co., 6.35%, 10/15/2011	100,000	105,039
EnCana Corp., 4.75%, 10/15/2013	50,000	48,044
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	110,450
7.875%, 2/1/2009	50,000	52,125
9.125%, 10/13/2010	150,000	167,925
Petro-Canada, 5.95%, 5/15/2035	100,000	95,395

		671,157

Financials 2.0%
Apache Finance Canada, 7.75%, 12/15/2029	25,000	29,787
Asian Development Bank, 4.5%, 9/4/2012	250,000	247,872
Axa, 8.6%, 12/15/2030 (a)	50,000	63,747
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	63,567
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	107,807
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	49,081
Corp. Andina De Fomento:
5.2%, 5/21/2013	75,000	74,148
6.875%, 3/15/2012 (a)	10,000	10,646
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013 (a)	100,000	98,675
8.0%, 6/15/2010	50,000	54,201
Dow Capital BV, 9.2%, 6/1/2010	50,000	55,689
European Investment Bank:
4.0%, 3/3/2010	250,000	245,045
4.625%, 5/15/2014	450,000	441,826
HSBC Holdings PLC, 7.5%, 7/15/2009	150,000	157,283
Inter-American Development Bank, 7.375%, 1/15/2010	250,000	266,534
Korea Development Bank, 4.625%, 9/16/2010	100,000	98,425
Kreditanstalt fuer Wiederaufbau:
4.25%, 6/15/2010	110,000	108,119
7.0%, 3/1/2013	275,000	303,376
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010	250,000	243,342
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	55,045
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	52,492
Royal Bank of Scotland Group PLC:
5.05%, 1/8/2015	100,000	98,079
7.648%, 8/31/2049	50,000	57,859
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	54,235
Svensk Exportkredit AB, Series C, 4.0%, 6/15/2010	100,000	97,286
The International Bank for Reconstruction & Development:
5.0%, 4/1/2016	50,000	50,432
8.625%, 10/15/2016	100,000	126,080
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	161,577

		3,472,255
Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013	50,000	47,557
Tyco International Group SA:
6.0%, 11/15/2013	45,000	47,304
6.375%, 10/15/2011	40,000	42,271
7.0%, 6/15/2028	50,000	59,383

		196,515
Materials 0.1%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	94,724
4.875%, 9/15/2012	10,000	9,783
5.2%, 1/15/2014	25,000	24,553
Vale Overseas Ltd.:
6.25%, 1/23/2017	50,000	50,948
6.875%, 11/21/2036	50,000	51,634

		231,642
Sovereign Bonds 1.3%
Canadian Government, 5.25%, 11/5/2008 (a)	100,000	100,626

Government of Malaysia, 8.75%, 6/1/2009	10,000	10,719
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	261,131
Province of British Columbia, 5.375%, 10/29/2008	50,000	50,377
Province of Manitoba, 5.5%, 10/1/2008	200,000	201,596
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	51,608
Province of Ontario:
4.375%, 2/15/2013	100,000	96,951
4.5%, 2/3/2015 (a)	150,000	145,653
Province of Quebec:
5.75%, 2/15/2009	50,000	50,817
Series NN, 7.125%, 2/9/2024	100,000	117,923
Republic of Chile, 6.875%, 4/28/2009	10,000	10,355
Republic of Italy:
4.5%, 1/21/2015	250,000	241,211
6.875%, 9/27/2023 (a)	200,000	229,290
Republic of Korea, 8.875%, 4/15/2008 (a)	50,000	51,897
United Mexican States:
6.375%, 1/16/2013	350,000	369,075
Series A, 6.75%, 9/27/2034	41,000	44,711
Series A, 9.875%, 2/1/2010	190,000	213,180

		2,247,120
Telecommunication Services 0.6%
British Telecommunications PLC:
8.625%, 12/15/2010	50,000	55,813
9.125%, 12/15/2030	70,000	96,111
France Telecom SA:
7.75%, 3/1/2011	75,000	81,711
8.5%, 3/1/2031	75,000	97,475
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	27,118
8.375%, 10/1/2030	50,000	56,604
Telecom Italia Capital:
5.25%, 10/1/2015	50,000	47,437
6.375%, 11/15/2033	75,000	70,737
Telefonica Emisiones SAU, 6.421%, 6/20/2016	50,000	52,186
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	134,695
Vodafone Group PLC:
5.0%, 12/16/2013 (a)	100,000	97,276
6.15%, 2/27/2037	75,000	72,404
7.75%, 2/15/2010	50,000	53,369

		942,936
Utilities 0.2%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	130,014
Scottish Power PLC, 5.375%, 3/15/2015	150,000	148,516
United Utilities PLC, 5.375%, 2/1/2019 (a)	30,000	28,744

		307,274

Total Foreign Bonds - US$ Denominated (Cost $8,185,052)		8,269,348
Asset Backed 1.1%
Automobile Receivables 0.3%
Chase Manhattan Auto Owner Trust, "A4", Series 2006-B, 5.11%, 4/15/2014	100,000	100,501
Daimler Chrysler Auto Trust, "A4", Series 2006-C, 4.98%, 11/8/2011	100,000	100,080
Honda Auto Receivables Owner Trust, "A3", Series 2007-1, 5.1%, 3/18/2011	200,000	200,514
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	100,000	98,649

		499,744

Credit Card Receivables 0.5%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	98,684
Chase Issuance Trust, "A4", Series 2005-A4, 4.23%, 1/15/2013	50,000	49,044
Citibank Credit Card Issuance Trust, "A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	98,027
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%, 3/10/2011	100,000	101,636
MBNA Credit Card Master Note Trust:
"A1", Series 2005-A1, 4.2%, 9/15/2010	100,000	99,064
"A1", Series 2006-A1, 4.9%, 7/15/2011	200,000	199,866
MBNA Credit Card Master Trust:
"A", Series 1999-B, 5.9%, 8/15/2011	50,000	50,906
"A", Series 1999-J, 7.0%, 2/15/2012	200,000	209,578

		906,805
Home Equity Loans 0.2%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 2/25/2035	100,000	99,526
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	62,897	62,473
"A6", Series 2006-S9, 5.588%, 8/25/2036	100,000	99,510
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%, 9/25/2034	100,000	98,451

		359,960
Miscellaneous 0.1%
Centerpoint Energy Transition II, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	99,642
Detroit Edison Securitization Funding LLC, "A3", Series 2001-1, 5.875%, 3/1/2010	35,434	35,572
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	100,041

		235,255

Total Asset Backed (Cost $2,009,235)		2,001,764
US Government Sponsored Agencies 6.9%
Federal Home Loan Bank:
3.875%, 6/14/2013	1,000,000	945,896
4.5%, 11/15/2012 (a)	1,000,000	981,697
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010 (a)	1,000,000	979,522
4.25%, 7/15/2009 (a)	2,000,000	1,973,678
4.5%, 1/15/2013	500,000	490,440
5.25%, 5/21/2009	2,000,000	2,015,062
6.75%, 9/15/2029	3,000	3,578
7.0%, 3/15/2010 (a)	450,000	476,888
Federal National Mortgage Association:
4.25%, 5/15/2009	750,000	740,859
5.25%, 4/15/2007 (a)	1,000,000	999,958
5.25%, 1/15/2009 (a)	500,000	502,936
6.25%, 5/15/2029 (a)	450,000	507,087
6.96%, 4/2/2007	500,000	500,000
7.125%, 1/15/2030 (a)	50,000	62,076
7.25%, 5/15/2030	650,000	819,773

Total US Government Sponsored Agencies (Cost $12,047,691)		11,999,450
US Government Agency Sponsored Pass-Throughs 34.1%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	780,734	737,260
4.323% *, 3/1/2035	145,512	143,796
4.5%, 11/1/2020	1,758,835	1,703,049
4.537% *, 3/1/2035	57,721	57,438
4.647% *, 7/1/2035	252,210	249,725

4.707% *, 4/1/2035	149,647	149,280
4.855% *, 9/1/2035	357,191	355,878
5.0%, with various maturities from 12/1/2017 until 9/1/2035 ** (b)	5,788,834	5,620,880
5.123% *, 6/1/2035 **	199,027	198,260
5.236% *, 12/1/2035	431,745	432,386
5.5%, with various maturities from 11/1/2013 until 6/1/2035 **(b)	6,970,983	6,910,280
5.526% *, 1/1/2037	99,976	100,226
5.664% *, 4/1/2036	93,195	93,629
5.695% *, 4/1/2037	200,000	199,488
5.732% *, 4/1/2036	263,463	266,003
5.915% *, 2/1/2037	198,833	200,701
5.99% *, 12/1/2036 **	95,319	95,886
6.0%, with various maturities from 1/1/2016 until 11/1/2036 (b)	4,350,984	4,391,725
6.5%, with various maturities from 12/1/2014 until 9/1/2034 (b)	1,674,175	1,710,112
7.0%, with various maturities from 12/1/2024 until 12/1/2026	58,020	60,305
7.5%, with various maturities from 5/1/2024 until 7/1/2027	19,024	19,943
Federal National Mortgage Association:
4.372% *, 3/1/2035	315,390	311,934
4.378%, 4/1/2034 **	94,706	93,404
4.478% *, 3/1/2035	224,169	222,137
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,737,579	2,625,102
4.644% *, 4/1/2035	297,110	295,254
4.774% *, 11/1/2034	106,171	105,755
4.797% *, 1/1/2035	155,310	155,017
4.861% *, 8/1/2036 **	97,847	96,798
4.929% *, 6/1/2035	278,389	277,548
4.965% *, 10/1/2034 **	155,152	155,233
4.967% *, 8/1/2035	188,748	185,823
4.978% *, 6/1/2035	122,946	123,502
5.0%, with various maturities from 11/1/2020 until 4/1/2036 **(b)	10,914,212	10,628,695
5.158% *, 1/1/2036	258,848	259,542
5.477% *, 1/1/2036	270,527	272,195
5.479% *, 1/1/2037	194,501	195,477
5.5%, with various maturities from 1/1/2021 until 6/1/2036 **(b)	9,847,505	9,762,168
5.525% *, 10/1/2036	193,834	195,067
5.609% *, 1/1/2037	99,989	100,753
5.801% *, 1/1/2037 **	94,231	95,321
5.904% *, 11/1/2036 **	203,370	205,340
5.934% *, 9/1/2036	180,075	181,770
6.0%, with various maturities from 10/1/2009 until 6/1/2036 (b)	6,032,961	6,093,789
6.5%, with various maturities from 1/1/2018 until 11/1/2036 (b)	2,310,322	2,363,760
7.0%, with various maturities from 6/1/2012 until 12/1/2033	593,165	615,167
7.5%, with various maturities from 1/1/2024 until 4/1/2028	37,167	38,972
8.0%, with various maturities from 12/1/2021 until 11/1/2031	61,198	64,658
8.5%, with various maturities from 12/1/2025 until 8/1/2031	27,984	30,090

Total US Government Agency Sponsored Pass-Throughs (Cost $59,836,316)		59,446,521
Commercial and Non-Agency Mortgage-Backed Securities 4.2%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	194,337
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	296,448
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	100,318
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	400,000	412,762
"A1", Series 2000-WF2, 7.11%, 10/15/2032	132,274	133,695

"A2", Series 2000-WF1, 7.78%, 2/15/2032	150,000	158,743
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	99,523	100,578
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.53% *, 4/15/2040	100,000	101,011
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	200,000	195,186
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609% *, 2/15/2039	180,000	182,582
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	208,714
"A3", Series 2001-CF2, 6.238%, 2/15/2034	157,737	158,094
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	76,189	76,781
First Union National Bank Commercial Mortgage:
"A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	156,103
"A1", Series 1999-C4, 7.184%, 12/15/2031	8,520	8,513
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	335,535
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	197,508
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317%, 6/10/2036	200,000	200,651
"A4", Series 2007-GG9, 5.444%, 3/10/2039	200,000	200,576
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	96,471
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	100,506
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	290,841
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	199,638
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	100,785
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	257,923
"A4", Series 2006-LDP7, 6.066% *, 4/15/2045	100,000	104,168
LB-UBS Commercial Conduit Mortgage Trust, "A1", Series 1999-C2, 7.105%, 10/15/2032	2,284	2,284
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	236,570
"A4", Series 2007-C1, 5.424%, 2/15/2040	100,000	100,183
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	210,944
"A2", Series 2001-C2, 6.653%, 11/15/2027	100,000	105,153
Merrill Lynch Mortgage Trust:
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	192,418
"A6", Series 2005-CKI1, 5.417% *, 11/12/2037	100,000	99,822
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.608% *, 2/12/2039	200,000	202,045
Morgan Stanley Capital I:
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	247,487
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	100,000	103,707
Morgan Stanley Dean Witter Capital I, "A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	191,385
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	98,190
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	194,012
"A5", Series 2007-C30, 5.342%, 12/15/2043	500,000	500,140
"A4", Series 2006-C23, 5.418%, 1/15/2045	200,000	200,617

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $7,244,097)		7,253,424
Municipal Bonds and Notes 0.2%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	263,195
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	26,214

Total Municipal Bonds and Notes (Cost $286,660)		289,409

Government National Mortgage Association 3.4%
Government National Mortgage Association:
5.0%, with various maturities from 9/1/2033 until 10/20/2035 **(b)	1,410,921	1,369,839
5.5%, with various maturities from 9/15/2033 until 3/15/2035 (b)	2,220,171	2,208,565
6.0%, with various maturities from 2/15/2029 until 8/15/2035	1,429,218	1,448,159
6.5%, with various maturities from 11/15/2023 until 8/15/2034	579,623	594,994
7.5%, with various maturities from 8/15/2029 until 6/15/2032	67,851	70,844
8.0%, with various maturities from 7/15/2022 until 3/15/2032	129,475	137,419
8.5%, 11/15/2029	23,194	24,918
9.0%, 1/15/2023	28,440	30,757

Total Government National Mortgage Association (Cost $5,933,883)		5,885,495
US Treasury Obligations 28.4%
US Treasury Bonds:
4.5%, 2/15/2036 (a)	550,000	518,547
4.625%, 2/15/2017 (a)	1,750,000	1,746,446
4.75%, 2/15/2037 (a)	1,125,000	1,107,422
5.375%, 2/15/2031 (a)	1,670,000	1,780,377
6.0%, 2/15/2026 (a)	810,000	915,489
6.25%, 8/15/2023 (a)	700,000	803,633
7.25%, 8/15/2022 (a)	590,000	737,915
7.625%, 11/15/2022 (a)	90,000	116,480
7.875%, 2/15/2021 (a)	300,000	389,719
8.0%, 11/15/2021 (a)	565,000	746,682
8.75%, 5/15/2020 (a)	300,000	412,758
8.75%, 8/15/2020 (a)	450,000	620,613
US Treasury Notes:
3.125%, 10/15/2008 (a)	3,750,000	3,661,961
3.5%, 8/15/2009 (a)	1,500,000	1,464,082
3.5%, 11/15/2009 (a)	1,750,000	1,704,540
3.625%, 7/15/2009 (a)	500,000	489,746
3.875%, 9/15/2010 (a)	1,500,000	1,469,004
4.125%, 5/15/2015 (a)	540,000	521,522
4.25%, 1/15/2011 (a)	2,700,000	2,673,316
4.25%, 8/15/2015 (a)	1,000,000	973,242
4.375%, 11/15/2008 (a)	1,650,000	1,641,364
4.5%, 2/15/2009 (a)	2,900,000	2,892,298
4.5%, 11/15/2010 (a)	1,000,000	999,219
4.5%, 11/15/2015 (a)	1,580,000	1,563,892
4.5%, 2/15/2016 (a)	1,660,000	1,643,141
4.625%, 2/29/2008 (a)	1,500,000	1,495,899
4.625%, 12/31/2011 (a)	1,500,000	1,504,980
4.625%, 2/29/2012 (a)	500,000	501,855
4.625%, 11/15/2016 (a)	1,350,000	1,346,044
4.75%, 12/31/2008 (a)	1,000,000	1,001,328
4.75%, 2/15/2010 (a)	10,000,000	10,057,030
4.875%, 8/15/2016 (a)	1,925,000	1,955,529

Total US Treasury Obligations (Cost $49,383,643)		49,456,073
	Shares	Value ($)

Securities Lending Collateral 31.3%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $54,529,142)	54,529,142	54,529,142

Cash Equivalents 6.6%
Cash Management QP Trust, 5.33% (e) (Cost $11,452,073)	11,452,073	11,452,073
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 237,017,300)	136.0	236,762,496
Other Assets and Liabilities, Net	(36.0)	(62,676,847)

Net Assets	100.0	174,085,649

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**		When issued security included.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $53,391,740 which is 30.7% of net assets.
(b)		Mortgage dollar rolls included.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007